Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue					$ 0	$ 550,000
TOTAL REVENUE					0	550,000
COST OF EQUIPMENT SOLD
Cost of equipment sold					0	350,000
TOTAL COST OF EQUIPMENT SOLD					0	350,000
GROSS PROFIT					0	200,000
General and Administrative Expenses
Professional fees	$ 348,355	$ 106,853	$ 690,483	$ 398,593	494,926	416,989
Officers’ salaries and payroll taxes	134,117	128,545	392,085	364,818	479,933	300,732
Marketing fees	0	129,714	23,832	223,313	226,975	174,892
Travel and entertainment	13,213	5,920	35,354	24,368	42,696	22,953
Other general and administrative expenses	314,303	146,268	719,030	384,559	666,358	222,229
Total general and administrative expenses	809,988	517,300	1,860,784	1,395,651	1,910,888	1,137,795
Loss from operations	(809,988)	(517,300)	(1,860,784)	(1,395,651)	(1,910,888)	(937,795)
Other income (expense)
Change in fair value of derivative	(189,042)	0	(178,933)	243,653	234,654	(1,269,266)
Other income (expense)	4,753	(134,599)	7,076	(267,013)	(93,732)	0
Loss on settlement of liabilities	0	0	(196,159)	0
Interest income (expense), net	(71,755)	0	(165,848)	(125,712)	(172,614)	(830,405)
Total other income (expense)	(256,044)	(134,599)	(533,864)	(149,072)	(31,692)	(2,099,671)
Loss before taxes	(1,066,032)	(651,899)	(2,394,648)	(1,544,723)	(1,942,580)	(3,037,466)
Tax (income) expenses	(443)	0	482	0	0	0
Net loss	(1,065,589)	(651,899)	(2,395,130)	(1,544,723)	(1,942,580)	(3,037,466)
Other comprehensive income (loss)
Foreign currency translation adjustments	(28,295)	76,694	(14,645)	134,127	27,442	(42,444)
Total other comprehensive income (loss)	(28,295)	76,694	(14,645)	134,127	27,442	(42,444)
Comprehensive loss	$ (1,093,884)	$ (575,205)	$ (2,409,775)	$ (1,410,596)	$ (1,915,138)	$ (3,079,910)